UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported) January 28, 2015

New Hampshire Higher Education Loan Corporation

(Exact Name of Securitizer as specified in its charter)

None	0001542185
Commission File Number of securitizer:	Central Index Key Number of securitizer:

Dean Grondin, (603) 227-5313

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The reporting entity has nothing to report for the annual reporting period.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

New Hampshire Higher Education Loan Corporation (Securitizer)

By:	/s/ Dean Grondin
Name:	Dean Grondin
Title:	Chief Financial Officer and Vice President

Date     1/28/15

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